Document and Entity Information	Jan. 31, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001587982
Document Creation Date	Jan. 28, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Document Effective Date	Jan. 31, 2025
Prospectus Date	Jan. 31, 2025
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
First Trust Merger Arbitrage Fund | Class A Shares
Prospectus:
Trading Symbol	VARAX
First Trust Merger Arbitrage Fund | Class C Shares
Prospectus:
Trading Symbol	VARCX
First Trust Merger Arbitrage Fund | Class I Shares
Prospectus:
Trading Symbol	VARBX
First Trust Multi-Strategy Fund | Class A Shares
Prospectus:
Trading Symbol	FTMAX
First Trust Multi-Strategy Fund | Class C Shares
Prospectus:
Trading Symbol	FTMCX
First Trust Multi-Strategy Fund | Class I Shares
Prospectus:
Trading Symbol	FTMIX